Average Annual Total Returns{- Templeton Developing Markets Trust} - Templeton Developing Markets Trust-21 - Templeton Developing Markets Trust	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class R Return Before Taxes Past 1 year	Class R Return Before Taxes Past 5 years	Class R Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 5 years	Class R6 Return Before Taxes Since Inception		Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Past 10 years	MSCI Emerging Markets Index-NR (index reflects no deduction for fees, expenses or taxes) Past 1 year		MSCI Emerging Markets Index-NR (index reflects no deduction for fees, expenses or taxes) Past 5 years		MSCI Emerging Markets Index-NR (index reflects no deduction for fees, expenses or taxes) Past 10 years		MSCI Emerging Markets Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	MSCI Emerging Markets Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	MSCI Emerging Markets Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	19.42%	5.85%	3.03%	18.17%	5.56%	2.39%	12.36%	4.68%	2.42%	24.42%	6.25%	2.86%	26.02%	6.78%	3.39%	26.89%	7.49%	4.02%	[1]	26.67%	7.31%	3.88%	18.44%	[2]	5.61%	[2]	3.68%	[2]	18.88%	6.01%	4.04%

[1]	1. Since inception May 1, 2013.
[2]

2. The MSCI Emerging Markets Index-NR is replacing the MSCI Emerging Markets Index as the Fund’s benchmark because the investment manager believes the MSCI Emerging Markets Index-NR provides a more consistent basis for comparison relative to the Fund's peers.